SUBSEQUENT EVENT (Details Narrative) - 12 months ended Dec. 31, 2019 - Subsequent event [Member] $ in Thousands	USD ($) shares	$ / shares
Statement Line Items [Line Items]
Common shares, settlement of accrued advisory services | $	$ 675,145
Talisker Resources [Member]
Statement Line Items [Line Items]
Share purchase warrants exercised | shares	6,290,000
Share purchase warrants exercised, per share | $ / shares		$ 0.25
Common stock, shares sold | shares	3,000,000
Common stock, average price | $ / shares		$ 0.57